Consolidated Statement of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net income	$ 2,138,530	$ 1,011,768	$ 1,529,817	$ 1,144,854	$ 1,165,626
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion	1,824,496	1,567,410	1,901,875	1,429,973	1,468,196
Provision for loan losses	3,350,000	4,800,000	6,600,000	8,500,000	6,000,000
Provision for deferred taxes			453,803	(880,983)	(339,774)
Increase in cash surrender value of life insurance	(522,612)	(432,956)	(572,216)	(573,940)	(557,627)
Stock compensation expense	376,270	223,559	294,458	295,740	162,037
Gain on sale, disposal and write-down of assets, net	(388,243)	(59,202)	55,055	58,668	150,467
Gain on sale of loans held for sale, net	(2,254,232)	(844,012)	(1,766,778)	(2,618,909)	(1,546,565)
Proceeds from sale of loans held for sale	144,716,375	49,799,969	108,858,230	161,346,099	120,834,339
Origination of loans held for sale	(134,572,509)	(57,540,689)	(113,130,812)	(158,449,240)	(121,481,124)
Net change in:
Accrued interest receivable and other assets	(42,703)	7,114,696	7,151,062	(6,045,475)	(2,366,799)
Accrued interest payable and other liabilities	319,900	(470,912)	(217,526)	(358,753)	395,407
Net cash provided by operating activities	14,945,272	5,169,631	11,156,968	3,848,034	3,884,183
Cash Flows From Investing Activities:
Net decrease in certificates of deposit in other banks	248,000		249,000	2,479,000	30,280,000
Net (increase) decrease in loans	(77,484,015)	24,264,444	30,963,273	(8,965,918)	(15,400,473)
Purchases of securities available for sale	(11,829,910)	(7,294,616)	(9,704,315)	(12,111,065)	(10,771,514)
Proceeds from sales of securities available for sale	5,415,008			3,305,201	14,264
Proceeds from calls and maturities of securities available for sale	7,075,315	3,462,899	6,263,087	10,794,659	7,095,617
Purchase of other investments	(9,400)	(187,150)	(428,450)	(15,500)	(323,100)
Purchase of BOLI	(3,750,000)
Purchase of premises and equipment	(1,720,051)	(1,149,639)	(1,736,229)	(1,612,717)	(239,746)
Proceeds from sale of other real estate and other assets	1,478,601	1,541,283	1,839,775	765,893	1,176,415
Net cash received in business combination				77,777,555
Net cash provided by (used in) investing activities	(80,576,452)	20,637,221	27,446,141	72,417,108	11,831,463
Cash Flows From Financing Activities:
Net increase (decrease) in deposits	3,321,989	(67,329,687)	(6,345,049)	(104,205,084)	(14,264,626)
Net increase (decrease) in short term borrowings	181,348	(1,125,009)	(258,544)	(3,208,398)	(2,942,514)
Repayments of notes payable	(161,781)	(154,137)	(207,593)	(305,762)	(647,480)
Proceeds from Federal Home Loan Bank advances	5,000,000				25,000,000
Repayments of Federal Home Loan Bank advances	(5,000,000)				(25,000,000)
Purchase of treasury stock	(1,328,960)				(1,618,880)
Proceeds from issuance of common stock, net		25,443	35,772	207,702	180,329
Proceeds from exercise of common stock options	56,250	123,750	196,251	64,500	257,501
Proceeds from issuance of preferred stock (SBLF), net		24,359,000	24,359,000
Repayment of preferred stock (CPP), net		(15,712,000)	(15,712,000)
Noncontrolling interest in joint venture	(100,000)	105,000	105,000		12,000
Cash dividends paid on preferred stock	(915,000)	(647,885)	(749,552)	(815,520)	(729,437)
Net cash provided by (used in) by financing activities	1,053,846	(60,355,525)	1,423,285	(108,262,562)	(19,753,107)
Net decrease in cash and cash equivalents	(64,577,334)	(34,548,673)	40,026,394	(31,997,420)	(4,037,461)
Cash and cash equivalents:
Beginning	92,129,049	52,102,655	52,102,655	84,100,075	88,137,536
Ending	27,551,715	17,553,982	92,129,049	52,102,655	84,100,075
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	5,075,456	7,423,265	9,211,295	11,754,089	16,322,703
Cash paid for taxes	704,500	205,000	205,000	1,146,000	555,000
Change in AOCI for unrealized gains on AFS, net of tax	(438,448)	(612,646)	(691,491)	(119,851)	(70,729)
Transfer of loans to other real estate owned	1,505,994	905,125	973,125	512,024	2,694,000
Accretion of preferred stock discount		$ 508,720	$ 508,720	$ 169,640	$ 169,640